Insurance contracts and private pension (Details 3) - Private Pension [Member] - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liability Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	R$ 265,128	R$ 227,952
Income from Insurance Contracts and Private Pension	(89,794)	(84,584)
Financial Income from Insurance Contracts and Private Pension	22,753	29,186
Premiums Received, Claims and Other Expenses Paid	101,575	92,574
Closing Balance	299,662	265,128
Loss Component Of The Liability For Remaining Coverage [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	595	184
Income from Insurance Contracts and Private Pension	137	148
Financial Income from Insurance Contracts and Private Pension	(16)	263
Premiums Received, Claims and Other Expenses Paid
Closing Balance	716	595
Liability For Incurred Claims [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	98	86
Income from Insurance Contracts and Private Pension	87,919	82,827
Financial Income from Insurance Contracts and Private Pension	(1)	6
Premiums Received, Claims and Other Expenses Paid	(87,924)	(82,821)
Closing Balance	92	98
Total [Member]
IfrsStatementLineItems [Line Items]
Opening Balance - 01/01	265,821	228,222
Income from Insurance Contracts and Private Pension	(1,738)	(1,609)
Financial Income from Insurance Contracts and Private Pension	22,736	29,455
Premiums Received, Claims and Other Expenses Paid	13,651	9,753
Closing Balance	R$ 300,470	R$ 265,821